Subsequent events (Details) R$ in Thousands	Apr. 01, 2021 BRL (R$)	Mar. 02, 2021 BRL (R$) item	Feb. 22, 2021 BRL (R$)
Business Acquisition | Eleva [Member] | Somos Sistemas [Member]
Subsequent events
Purchase consideration			R$ 580,000
Period over which the purchase consideration to be divided in Installments (in years)			5 years
Percentage of positive variation of CDI index for adjustment in installments of purchase consideration			100.00%
Percentage of students to whom sale of learning systems and material will be sold under commercial agreement			90.00%
Period covered under commercial agreement (in years)			10 years
Commercial discount under commercial agreement			R$ 15,000
Validity period of commercial discount under commercial agreement (in years)			4 years
Business Acquisition | SEL [Member] | Somos Sistemas [Member]
Subsequent events
Purchase consideration		R$ 65,000
Period over which the purchase consideration to be divided in Installments (in years)		4 years
Percentage of positive variation of CDI index for adjustment in installments of purchase consideration		100.00%
Number of schools served | item		441
Number of K-12 students served | item		272,000
Number of post-secondary and continuing education segment students served | item		503,000
Consideration paid in cash		R$ 28,124
Purchase consideration in number of times of EBITDA		7.6
Intercompany Loans settled [Member] | Cogna Educacao S.A. [Member]
Subsequent events
Interest rate basis	CDI+3.75%
Adjustment to interest rate basis	3.75%
Payment of loan	R$ 20,950